Cash and cash equivalents (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and banks	BRL 3,239,685	BRL 2,019,923
Fixed-term deposits
Total cash and cash equivalents	BRL 4,051,717	BRL 2,660,073	BRL 1,077,651	BRL 461,067
Average yield (as a percent)	1.59%	1.59%
Local currency | CDI
Fixed-term deposits
Fixed-term deposits	BRL 415,377	BRL 64,087
Percentage of basis used to calculate interest on investments	101.66%	101.66%
Interest rate basis	CDI	CDI
Foreign currency
Fixed-term deposits
Fixed-term deposits	BRL 396,655	BRL 576,063
Average yield (as a percent)	1.95%	1.95%